Acquisitions and Divestitures - Additional Information (Detail) - JPY (¥) ¥ in Millions	3 Months Ended			9 Months Ended
	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Acquisitions consideration, cost of acquired entity paid in cash				¥ 0	¥ 0
Bargain Purchase Gain				4,365	1,022
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net	¥ 1,755		¥ 25,200	9,436	58,488
Corporate Financial Services and Maintenance Leasing
Business Acquisition [Line Items]
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net	538			574
ORIX USA
Business Acquisition [Line Items]
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net			8,700	2,451	24,052
Asia and Australia
Business Acquisition [Line Items]
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net				4,936
PE Investment And Concession
Business Acquisition [Line Items]
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net			¥ 16,193		18,127
Environmental And Energy
Business Acquisition [Line Items]
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net	¥ 1,114			1,131
Wind Power Generation Subsidiaries [Member]
Business Acquisition [Line Items]
Bargain Purchase Gain		¥ 4,365		4,365
Divestiture
Business Acquisition [Line Items]
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net				¥ 9,436	58,488
Divestiture | Real Estate Segment
Business Acquisition [Line Items]
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net					¥ 16,216